Investments and Fair Value Instruments - Additional Information (Detail) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Investment in continuous unrealized loss position for more than twelve months	$ 0	$ 0	$ 0